Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,604	$ 1,506	$ 1,891	$ 1,400	$ 1,737
Realized	(1)	(6)	(1)	(13)	(6)
Unrealized	37	(29)	31	36	32
Net unrealized gains (losses) included in OCI	39	(16)	(16)	17	7
Transfer in to Level 3		(8)		(8)	27
Transfer out of Level 3	(17)	(1)		(18)
Purchases/Issuances	158	264	473	717	1,232
Sales/Settlements	(73)	(106)	(678)	(384)	(1,329)
Closing balance	1,747	1,604	1,700	1,747	1,700
Opening balance	(1,065)	(691)	(67)	(294)	(869)
Realized	13	12	1	31	6
Unrealized	(98)	(365)	(133)	(949)	541
Transfer in to Level 3		(41)	(1)	(43)	(44)
Transfer out of Level 3	19	5	(30)	19	30
Purchases/Issuances	(31)	(82)	(41)	(115)	(129)
Sales/Settlements	127	97	17	316	211
Closing balance	(1,035)	(1,065)	(254)	(1,035)	(254)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(601)	(367)	157	4	(601)
Realized	12	6		18
Unrealized	(184)	(257)	(97)	(828)	530
Transfer in to Level 3		(13)	(1)	(15)	(44)
Transfer out of Level 3	9	(3)	(30)	1	30
Purchases/Issuances	(7)	(38)	(20)	(47)	(69)
Sales/Settlements	119	71	6	215	169
Closing balance	(652)	(601)	15	(652)	15
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(218)	(74)		(28)	(1)
Unrealized	134	(90)	(7)	(3)	(9)
Transfer in to Level 3		(28)		(28)
Transfer out of Level 3	9			9
Purchases/Issuances		(29)		(29)
Sales/Settlements	(12)	3	2	(8)	5
Closing balance	(87)	(218)	(5)	(87)	(5)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	38	45	76	48	56
Unrealized	11	(8)	(4)	(1)	20
Purchases/Issuances	2	1	3	3	4
Sales/Settlements	(17)		(34)	(16)	(39)
Closing balance	34	38	41	34	41
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	8
Unrealized		16		16
Transfer in to Level 3		(8)		(8)
Transfer out of Level 3	(8)			(8)
Closing balance		8
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(62)	(113)	(113)	(107)	(112)
Realized	1	6	1	13	6
Unrealized	(2)	44	4	34	(2)
Sales/Settlements		1		(3)
Closing balance	(63)	(62)	(108)	(63)	(108)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	57	101	105	98	104
Realized	(1)	(6)	(1)	(13)	(6)
Unrealized	2	(38)	(4)	(27)	2
Closing balance	58	57	100	58	100
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(184)	(137)	(111)	(163)	(155)
Unrealized	(46)	(62)	(33)	(152)	22
Transfer out of Level 3	1	8		9
Purchases/Issuances	(24)	(15)	(21)	(39)	(60)
Sales/Settlements	20	22	9	112	37
Closing balance	(233)	(184)	(156)	(233)	(156)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	66	61	221	212	252
Unrealized	23		16	38	(8)
Transfer out of Level 3	(9)	(1)		(10)
Purchases/Issuances	17	6	8	23	53
Sales/Settlements	6			(160)	(52)
Closing balance	103	66	245	103	245
Corporate equity [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	7	19	7	16	7
Unrealized		(6)		(3)	(7)
Transfer in to Level 3					7
Purchases/Issuances		23		23
Sales/Settlements	(1)	(29)		(30)
Closing balance	6	7	7	6	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	288	269	243	240	291
Unrealized			22		22
Net unrealized gains (losses) included in OCI	24	17		60	5
Purchases/Issuances	84	10	10	111	30
Sales/Settlements	(28)	(8)		(43)	(73)
Closing balance	368	288	275	368	275
Mortgage and asset backed [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	144	102	278	135	173
Purchases/Issuances		44		44	118
Sales/Settlements	(12)	(2)	(141)	(47)	(154)
Closing balance	132	144	137	132	137
Corporate debt [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		30	25	25	23
Unrealized		8	1	13	3
Purchases/Issuances	2			2
Sales/Settlements		(38)		(38)
Closing balance	2		26	2	26
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			18
Net unrealized gains (losses) included in OCI					(3)
Transfer in to Level 3					20
Purchases/Issuances					1
Sales/Settlements			(18)		(18)
Business and government [member] | Loans mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	996	879	918	626	831
Unrealized	1	(1)
Net unrealized gains (losses) included in OCI	15	(33)	(16)	(43)	5
Purchases/Issuances	53	180	452	511	1,026
Sales/Settlements	(21)	(29)	(485)	(50)	(993)
Closing balance	$ 1,044	$ 996	$ 869	$ 1,044	$ 869